Consolidated net debt - Analysis of changes in consolidated net cash/(debt) footnotes (Detail) - USD ($) $ in Millions	Jun. 30, 2020	Dec. 31, 2019	Jun. 30, 2019
Disclosure of financial liabilities [Abstract]
Borrowings	$ 12,604	$ 12,806
Borrowings and other financial liabilities	14,118	14,713
Bank overdrafts	15	0	$ 3
Total other current financial liabilities	645	1,372
Other non-current financial liabilities	13,473	13,341
Borrowings Excluding Overdrafts, Including Lease Liabilities
Disclosure of financial liabilities [Abstract]
Borrowings	13,764	14,115
Overdraft
Disclosure of financial liabilities [Abstract]
Bank overdrafts	15	0
Net Other Financial Liabilities
Disclosure of financial liabilities [Abstract]
Total other current financial liabilities	57	350
Other non-current financial liabilities	$ 282	$ 248